CONSOLIDATED INCOME STATEMENT € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,908,000,000	$ 4,812,000,000	$ 4,689,000,000
Cost of sales	(4,278,000,000)	(4,338,000,000)	(4,163,000,000)
Gross profit	630,000,000	474,000,000	526,000,000
Sales, general and administration expenses	(288,000,000)	(255,000,000)	(212,000,000)
Intangible amortization	(140,000,000)	(143,000,000)	(138,000,000)
Operating profit	202,000,000	76,000,000	176,000,000
Net finance (expense)/income	(192,000,000)	(147,000,000)	80,000,000
Profit/(loss) before tax	10,000,000	(71,000,000)	256,000,000
Income tax (charge)/credit	(13,000,000)	21,000,000	(19,000,000)
(Loss)/profit for the year	(3,000,000)	(50,000,000)	237,000,000
(Loss)/profit attributable to:
Equity holders	$ (3,000,000)	$ (50,000,000)	$ 237,000,000
(Loss)/earnings per share
Basic (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.05)	$ (0.12)	$ 0.38
Diluted (loss)/earnings per share attributable to equity holders | $ / shares	$ (0.05)	$ (0.12)	$ 0.38
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 4,908,000,000	$ 4,812,000,000	$ 4,689,000,000
Cost of sales	(4,262,000,000)	(4,246,000,000)	(4,096,000,000)
Gross profit	646,000,000	566,000,000	593,000,000
Sales, general and administration expenses	(283,000,000)	(241,000,000)	(189,000,000)
Intangible amortization	(140,000,000)	(143,000,000)	(138,000,000)
Operating profit	223,000,000	182,000,000	266,000,000
Net finance (expense)/income	(205,000,000)	(205,000,000)	(138,000,000)
Profit/(loss) before tax	18,000,000	(23,000,000)	128,000,000
Income tax (charge)/credit	(5,000,000)	7,000,000	(36,000,000)
(Loss)/profit for the year	13,000,000	(16,000,000)	92,000,000
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(16,000,000)	(92,000,000)	(67,000,000)
Gross profit	(16,000,000)	(92,000,000)	(67,000,000)
Sales, general and administration expenses	(5,000,000)	(14,000,000)	(23,000,000)
Operating profit	(21,000,000)	(106,000,000)	(90,000,000)
Net finance (expense)/income	13,000,000	58,000,000	218,000,000
Profit/(loss) before tax	(8,000,000)	(48,000,000)	128,000,000
Income tax (charge)/credit	(8,000,000)	14,000,000	17,000,000
(Loss)/profit for the year	$ (16,000,000)	$ (34,000,000)	$ 145,000,000